Interim Condensed Consolidated Balance Sheets (Parentheticals)		Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0003125	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	156,000,000	156,000,000	156,000,000	156,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,464,000	3,464,000	3,464,000	3,464,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,464,000	3,464,000	3,464,000	3,464,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0003125	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000	4,000,000	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]	600,000	600,000	600,000	600,000
Ordinary shares, shares outstanding (in Shares)	[1]	600,000	600,000	600,000	600,000
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[2]			$ 0.0000625	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	[2]			780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued (in Shares)	[2]			17,320,000	17,320,000	15,000,000
Ordinary shares, shares outstanding (in Shares)	[2]			17,320,000	17,320,000	15,000,000
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[2]			$ 0.0000625	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	[2]			20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[2]			3,000,000	3,000,000	3,000,000
Ordinary shares, shares outstanding (in Shares)	[2]			3,000,000	3,000,000	3,000,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[2]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.